CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	May 28, 2020
Current Assets
Cash	$ 213,663		$ 479,694			$ 2,245,798
Prepaid expenses	32,083		111,667			275,652
Total Current Assets	245,746		591,361			2,521,450
Cash and marketable securities held in Trust Account	335,191,598		334,441,194			334,321,131
TOTAL ASSETS	335,437,344		335,032,555			336,842,581
Current liabilities
Accounts payable and accrued expenses	4,233,728		3,867,106			208,129
Accrued offering costs	109,000		109,000			126,000
Income taxes payable	117,016
Total Current Liabilities	4,459,744		3,976,106			334,129
Warrant liabilities	2,641,079		13,733,608			36,975,099
Deferred underwriting fee payable	11,697,550		11,697,550			11,697,550
TOTAL LIABILITIES	18,798,373		29,407,264			49,006,778
Commitments and Contingencies
Class A common stock subject to possible redemption, 33,421,570 shares at $10.01 and $10.00 per share as of June 30, 2022 and December 31, 2021, respectively	334,655,903	$ 334,215,700	334,215,700			334,215,700
Stockholders' Deficit
Preferred Stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(18,017,768)		(28,591,245)			(46,380,733)
Total Stockholders' Deficit	(18,016,932)	$ (19,428,941)	(28,590,409)	$ (49,302,856)	$ (39,097,337)	(46,379,897)	$ 0
TOTAL LIABILITIES, CLASS A STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	335,437,344		335,032,555			336,842,581
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption, 33,421,570 shares at $10.01 and $10.00 per share as of June 30, 2022 and December 31, 2021, respectively	334,655,903		334,215,700
Class B Common stock
Stockholders' Deficit
Common Stock	$ 836		$ 836			$ 836